Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Supplementary cash flow information [text block]
29.	Supplementary cash flow information

(a)	Change in non-cash working capital:

	Year ended
	December 31,
	2017	2016

Change in:
Trade and other receivables	$(8,979)	$68,270
Other financial assets/liabilities	6,620	19,181
Inventories	(18,690)	2,653
Prepaid expenses and other current assets	(4,619)	3,646
Trade and other payables	(6,336)	(8,339)
Changes in taxes payable/receivable	39,326	3,666
Other	1,693	(1,871)

	$9,015	$87,206

(b)	Non-cash transactions:

During the year ended December 31, 2017, the Group entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

-

Remeasurements of the Group's decommissioning and restoration liabilities for the year ended December 31, 2017 led to a net increase in related property, plant and equipment assets of $10,661 (year ended December 31, 2016 - $24,956) as a result of declines in discount rates and increased mine activity footprints and the resulting higher disturbance.

-	Property, plant and equipment included $3,234 of net additions related to capital additions under finance lease (December 31, 2016 - $12,932).

-

In 2017, the Peru business unit completed the sale of some heavy mobile equipment and then executed a finance lease to leaseback that same equipment. The transaction resulted in cash proceeds of $67,275. Given that the classification of the leaseback as a finance lease, there was no change in the carrying value of the heavy mobile equipment and no impacts to the statements of income.